UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21670
Investment Company Act File Number
Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund II	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 103.2%(1)

Security	Shares	Value
Aerospace & Defense — 2.2%
Boeing Co. (The)	22,810	$1,517,777
General Dynamics Corp.	102,885	6,462,207
Lockheed Martin Corp.	71,800	5,117,904

		$13,097,888

Air Freight & Logistics — 1.2%
FedEx Corp.	55,167	$4,716,778
United Parcel Service, Inc., Class B	35,043	2,337,018

		$7,053,796

Auto Components — 0.4%
Johnson Controls, Inc.	85,931	$2,620,896

		$2,620,896

Automobiles — 0.5%
Ford Motor Co.(2)	261,730	$3,203,575

		$3,203,575

Beverages — 3.8%
Coca-Cola Co. (The)	173,048	$10,126,769
PepsiCo, Inc.	187,700	12,470,788

		$22,597,557

Biotechnology — 1.3%
Amgen, Inc.(2)	83,107	$4,580,027
Celgene Corp.(2)	58,743	3,384,184

		$7,964,211

Capital Markets — 0.6%
Goldman Sachs Group, Inc.	25,137	$3,634,307

		$3,634,307

Chemicals — 0.6%
Air Products and Chemicals, Inc.	43,060	$3,566,229

		$3,566,229

Commercial Banks — 1.5%
KeyCorp	197,750	$1,574,090
PNC Financial Services Group, Inc.	49,540	2,571,622
U.S. Bancorp	61,852	1,337,240
Wells Fargo & Co.	145,818	3,664,406

		$9,147,358

Commercial Services & Supplies — 0.6%
Waste Management, Inc.	95,167	$3,401,269

		$3,401,269

Communications Equipment — 5.9%
Cisco Systems, Inc.(2)	929,599	$20,358,218
QUALCOMM, Inc.	328,360	14,815,603

		$35,173,821

Computers & Peripherals — 11.4%
Apple, Inc.(2)	109,208	$30,987,770
Hewlett-Packard Co.	292,214	12,293,443
International Business Machines Corp.	183,276	24,584,643

		$67,865,856

Security	Shares	Value
Construction & Engineering — 0.2%
Shaw Group, Inc. (The)(2)	41,005	$1,376,128

		$1,376,128

Consumer Finance — 0.8%
American Express Co.	111,832	$4,700,299

		$4,700,299

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	40,247	$1,151,064

		$1,151,064

Electric Utilities — 0.5%
American Electric Power Co., Inc.	76,273	$2,763,371

		$2,763,371

Electrical Equipment — 1.3%
Emerson Electric Co.	149,913	$7,894,419

		$7,894,419

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	422,911	$7,730,813

		$7,730,813

Energy Equipment & Services — 2.7%
Rowan Cos., Inc.(2)	230,057	$6,984,530
Schlumberger, Ltd.	146,060	8,998,757

		$15,983,287

Food & Staples Retailing — 2.8%
CVS Caremark Corp.	124,325	$3,912,508
Wal-Mart Stores, Inc.	238,049	12,740,382

		$16,652,890

Food Products — 2.2%
Flowers Foods, Inc.	120,223	$2,986,339
Kellogg Co.	98,140	4,957,051
Nestle SA	94,233	5,023,316

		$12,966,706

Health Care Equipment & Supplies — 2.2%
Covidien PLC	68,671	$2,759,888
HeartWare International, Inc.(2)	63,240	4,347,448
Thoratec Corp.(2)	85,787	3,172,403
Varian Medical Systems, Inc.(2)	43,992	2,661,516

		$12,941,255

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	75,676	$2,320,226
Cardinal Health, Inc.	84,954	2,806,880
Fresenius Medical Care AG & Co. KGaA ADR	51,174	3,159,483
VCA Antech, Inc.(2)	124,509	2,625,895

		$10,912,484

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	118,433	$4,525,325
McDonald’s Corp.	117,043	8,720,874

		$13,246,199

Household Durables — 1.8%
Tempur-Pedic International, Inc.(2)	132,738	$4,114,878
Whirlpool Corp.	80,269	6,498,578

		$10,613,456

Security	Shares	Value
Household Products — 2.4%
Colgate-Palmolive Co.	114,423	$8,794,552
Procter & Gamble Co.	90,503	5,427,465

		$14,222,017

Industrial Conglomerates — 2.0%
3M Co.	56,673	$4,914,116
General Electric Co.	417,169	6,778,996

		$11,693,112

Insurance — 1.1%
Lincoln National Corp.	100,119	$2,394,847
Prudential Financial, Inc.	74,096	4,014,521

		$6,409,368

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(2)	58,030	$9,114,192

		$9,114,192

Internet Software & Services — 4.9%
Akamai Technologies, Inc.(2)	134,718	$6,760,149
Google, Inc., Class A(2)	28,094	14,771,545
VeriSign, Inc.(2)	230,592	7,318,990

		$28,850,684

IT Services — 1.0%
MasterCard, Inc., Class A	26,948	$6,036,352

		$6,036,352

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(2)	80,434	$3,851,180

		$3,851,180

Machinery — 4.1%
Caterpillar, Inc.	47,164	$3,710,863
Danaher Corp.	114,389	4,645,337
Deere & Co.	76,743	5,355,127
Illinois Tool Works, Inc.	166,531	7,830,288
PACCAR, Inc.	63,261	3,046,017

		$24,587,632

Media — 1.8%
DIRECTV, Class A(2)	81,097	$3,376,068
McGraw-Hill Cos., Inc. (The)	78,119	2,582,614
Walt Disney Co. (The)	147,232	4,874,852

		$10,833,534

Metals & Mining — 3.3%
BHP Billiton, Ltd. ADR	48,605	$3,709,534
Freeport-McMoRan Copper & Gold, Inc.	41,744	3,564,520
Goldcorp, Inc.	242,225	10,541,632
United States Steel Corp.	37,458	1,642,159

		$19,457,845

Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	91,790	$3,036,413

		$3,036,413

Multiline Retail — 1.7%
Kohl’s Corp.(2)	41,780	$2,200,970
Macy’s, Inc.	145,520	3,360,057
Target Corp.	81,684	4,365,193

		$9,926,220

Security	Shares	Value
Oil, Gas & Consumable Fuels — 7.4%
Apache Corp.	41,642	$4,070,922
Chevron Corp.	25,047	2,030,059
ConocoPhillips	107,622	6,180,731
Exxon Mobil Corp.	241,287	14,909,124
Hess Corp.	90,550	5,353,316
Occidental Petroleum Corp.	46,920	3,673,836
Peabody Energy Corp.	81,341	3,986,522
Southwestern Energy Co.(2)	108,390	3,624,562

		$43,829,072

Pharmaceuticals — 5.2%
Abbott Laboratories	153,736	$8,031,169
Bristol-Myers Squibb Co.	178,283	4,833,252
Johnson & Johnson	127,776	7,917,001
Shire PLC ADR	83,351	5,607,855
Teva Pharmaceutical Industries, Ltd. ADR	81,259	4,286,412

		$30,675,689

Road & Rail — 0.7%
CSX Corp.	45,231	$2,502,179
Kansas City Southern(2)	39,187	1,465,986

		$3,968,165

Semiconductors & Semiconductor Equipment — 3.3%
Atheros Communications, Inc.(2)	207,536	$5,468,574
Broadcom Corp., Class A	57,015	2,017,761
Cypress Semiconductor Corp.(2)	273,758	3,443,876
Intel Corp.	333,428	6,411,820
Tessera Technologies, Inc.(2)	108,631	2,009,673

		$19,351,704

Software — 6.0%
McAfee, Inc.(2)	33,250	$1,571,395
Microsoft Corp.	873,135	21,383,076
Oracle Corp.	366,140	9,830,859
salesforce.com, inc.(2)	28,619	3,199,604

		$35,984,934

Specialty Retail — 2.3%
Best Buy Co., Inc.	128,395	$5,242,368
Home Depot, Inc.	142,056	4,500,334
TJX Companies, Inc. (The)	85,272	3,805,689

		$13,548,391

Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands, Inc.(2)	155,217	$4,013,912
NIKE, Inc., Class B	59,931	4,802,870

		$8,816,782

Tobacco — 1.2%
Philip Morris International, Inc.	131,043	$7,341,029

		$7,341,029

Wireless Telecommunication Services — 0.7%
American Tower Corp., Class A(2)	79,767	$4,088,856

		$4,088,856

Total Common Stocks (identified cost $535,276,714)		$613,882,305

Short-Term Investments — 1.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(3)	$6,601	$6,601,479

Total Short-Term Investments (identified cost $6,601,479)		$6,601,479

Total Investments — 104.3% (identified cost $541,878,193)		$620,483,784

Covered Call Options Written — (4.2)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
3M Co.	400	$90.00	10/16/10	$(13,600)
Abbott Laboratories	1,080	50.00	11/20/10	(279,720)
Air Products and Chemicals, Inc.	345	80.00	12/18/10	(182,850)
Akamai Technologies, Inc.	945	45.00	11/20/10	(635,512)
Amazon.com, Inc.	290	120.00	10/16/10	(1,076,625)
American Electric Power Co., Inc.	360	36.00	11/20/10	(36,000)
American Express Co.	560	41.00	10/16/10	(87,640)
American Express Co.	335	43.00	11/20/10	(52,930)
American Tower Corp., Class A	400	45.00	10/16/10	(252,000)
AmerisourceBergen Corp.	530	30.00	11/20/10	(90,100)
Amgen, Inc.	755	55.00	10/16/10	(89,845)
Apache Corp.	160	85.00	10/16/10	(205,600)
Apple, Inc.	230	250.00	10/16/10	(790,625)
Apple, Inc.	535	260.00	10/16/10	(1,329,475)
AT&T, Inc.	205	25.00	10/16/10	(73,800)
Atheros Communications, Inc.	1,455	27.00	10/16/10	(87,300)
Best Buy Co., Inc.	645	41.00	1/22/11	(189,118)
BHP Billiton, Ltd. ADR	340	75.00	11/20/10	(141,100)
Boeing Co. (The)	160	65.00	11/20/10	(58,400)
Bristol-Myers Squibb Co.	1,425	27.00	12/18/10	(169,575)
Broadcom Corp., Class A	400	34.00	11/20/10	(114,200)
Cardinal Health, Inc.	680	30.00	12/18/10	(251,600)
Carnival Corp.	595	33.00	10/16/10	(312,375)
Carnival Corp.	355	38.00	11/20/10	(67,450)
Caterpillar, Inc.	380	75.00	11/20/10	(224,200)
Celgene Corp.	295	52.50	10/16/10	(155,612)
Chevron Corp.	200	80.00	12/18/10	(70,000)
Cisco Systems, Inc.	3,260	22.00	10/16/10	(127,140)
Cisco Systems, Inc.	3,250	23.00	10/16/10	(34,125)
Coca-Cola Co. (The)	1,270	57.50	11/20/10	(254,635)
Colgate-Palmolive Co.	915	80.00	11/20/10	(75,488)
ConocoPhillips	865	55.00	11/20/10	(291,937)
Corning, Inc.	2,960	17.00	11/20/10	(510,600)
Covidien PLC	345	40.00	10/16/10	(31,050)
Covidien PLC	205	40.00	11/20/10	(34,850)
CSX Corp.	320	50.00	11/20/10	(198,400)
CVS Caremark Corp.	870	30.00	11/20/10	(188,790)
Cypress Semiconductor Corp.	2,225	12.00	12/18/10	(283,688)
Danaher Corp.	800	37.00	10/16/10	(300,000)
Deere & Co.	615	70.00	12/18/10	(261,375)
DIRECTV, Class A	670	41.00	12/18/10	(151,755)
Emerson Electric Co.	1,200	50.00	12/18/10	(492,000)
Exxon Mobil Corp.	1,690	60.00	10/16/10	(359,970)
FedEx Corp.	280	75.00	10/16/10	(299,600)
Flowers Foods, Inc.	605	25.00	10/16/10	(18,150)
Ford Motor Co.	2,095	13.00	12/18/10	(108,940)
Freeport-McMoRan Copper & Gold, Inc.	295	72.50	11/20/10	(410,787)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Fresenius Medical Care AG & Co. KGaA ADR	260	$55.00	10/16/10	$(171,600)
General Dynamics Corp.	720	65.00	11/20/10	(90,000)
General Electric Co.	1,453	15.00	10/16/10	(194,702)
General Electric Co.	1,890	16.00	12/18/10	(187,110)
Goldman Sachs Group, Inc.	130	150.00	10/16/10	(14,235)
Google, Inc., Class A	225	480.00	12/18/10	(1,261,125)
Hanesbrands, Inc.	1,090	25.00	10/16/10	(138,975)
Hess Corp.	635	55.00	11/20/10	(341,313)
Hewlett-Packard Co.	2,045	41.00	11/20/10	(484,665)
Home Depot, Inc.	995	30.00	11/20/10	(230,840)
Illinois Tool Works, Inc.	1,170	47.50	12/18/10	(245,700)
Intel Corp.	1,165	19.00	10/16/10	(67,570)
Intel Corp.	1,170	22.00	10/16/10	(1,755)
International Business Machines Corp.	1,285	130.00	10/16/10	(613,587)
International Business Machines Corp.	185	135.00	11/20/10	(58,275)
Johnson & Johnson	895	60.00	10/16/10	(190,188)
Johnson Controls, Inc.	430	30.00	10/16/10	(45,150)
Kansas City Southern	315	39.00	12/18/10	(55,125)
Kellogg Co.	785	50.00	12/18/10	(160,925)
KeyCorp	1,385	8.00	10/16/10	(34,625)
Kohl’s Corp.	210	48.00	10/16/10	(97,650)
Lincoln National Corp.	505	25.00	10/16/10	(24,240)
Lincoln National Corp.	300	26.00	11/20/10	(27,450)
Lockheed Martin Corp.	505	75.00	10/16/10	(6,312)
Macy’s, Inc.	290	21.00	11/20/10	(78,445)
Macy’s, Inc.	730	22.00	10/16/10	(100,740)
MasterCard, Inc., Class A	135	210.00	10/16/10	(204,188)
McDonald’s Corp.	940	75.00	12/18/10	(180,950)
McGraw-Hill Cos., Inc. (The)	550	30.00	11/20/10	(198,000)
Microsoft Corp.	1,745	25.00	10/16/10	(43,625)
Microsoft Corp.	4,370	26.00	10/16/10	(34,960)
NIKE, Inc., Class B	300	72.50	10/16/10	(232,500)
Occidental Petroleum Corp.	330	80.00	11/20/10	(77,880)
Oracle Corp.	2,930	26.00	12/18/10	(549,375)
PACCAR, Inc.	445	43.00	11/20/10	(267,000)
Peabody Energy Corp.	650	46.00	12/18/10	(331,500)
PepsiCo, Inc.	940	62.50	10/16/10	(385,400)
PepsiCo, Inc.	375	65.00	10/16/10	(71,438)
Philip Morris International, Inc.	1,050	55.00	12/18/10	(284,025)
PNC Financial Services Group, Inc.	350	55.00	11/20/10	(45,850)
Procter & Gamble Co.	635	62.50	10/16/10	(3,810)
Prudential Financial, Inc.	520	52.50	10/16/10	(133,380)
Public Service Enterprise Group, Inc.	735	35.00	12/18/10	(29,400)
QUALCOMM, Inc.	1,645	39.00	10/16/10	(1,019,900)
QUALCOMM, Inc.	655	40.00	10/16/10	(338,962)
QUALCOMM, Inc.	330	43.00	11/20/10	(108,900)
Rowan Cos., Inc.	1,610	26.00	10/16/10	(716,450)
salesforce.com, inc.	200	115.00	11/20/10	(136,000)
Schlumberger, Ltd.	1,025	60.00	11/20/10	(404,875)
Shaw Group, Inc. (The)	205	36.00	10/16/10	(2,050)
Shire PLC ADR	420	67.50	10/16/10	(51,450)
Southwestern Energy Co.	355	35.00	10/16/10	(12,425)
Southwestern Energy Co.	515	35.00	12/18/10	(75,963)
Target Corp.	410	50.00	10/16/10	(152,725)
Tempur-Pedic International, Inc.	930	29.00	10/16/10	(227,850)
Teva Pharmaceutical Industries, Ltd. ADR	650	55.00	12/18/10	(84,175)
Thermo Fisher Scientific, Inc.	565	45.00	10/16/10	(193,512)
TJX Companies, Inc. (The)	430	40.00	10/16/10	(204,250)
TJX Companies, Inc. (The)	255	44.00	11/20/10	(51,638)
U.S. Bancorp	435	22.00	10/16/10	(14,572)
United Parcel Service, Inc., Class B	175	62.50	10/16/10	(77,000)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Varian Medical Systems, Inc.	310	$55.00	11/20/10	$(196,850)
VCA Antech, Inc.	875	20.00	10/16/10	(109,375)
VeriSign, Inc.	1,845	31.00	12/18/10	(395,753)
Wal-Mart Stores, Inc.	1,905	52.50	12/18/10	(419,100)
Walt Disney Co. (The)	740	34.00	10/16/10	(21,090)
Walt Disney Co. (The)	440	35.00	11/20/10	(24,420)
Waste Management, Inc.	480	32.50	10/16/10	(158,400)
Waste Management, Inc.	285	35.00	11/20/10	(42,750)
Wells Fargo & Co.	735	24.00	10/16/10	(105,105)
Wells Fargo & Co.	290	28.00	10/16/10	(1,305)
Whirlpool Corp.	565	80.00	10/16/10	(182,212)

Total Covered Call Options Written (premiums received $15,943,388)				$(24,995,172)

Other Assets, Less Liabilities — (0.1)%				$(631,520)

Net Assets — 100.0%				$594,857,092

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at September 30, 2010 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 was $17,333 and $0, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$545,354,658

Gross unrealized appreciation	$97,105,078
Gross unrealized depreciation	(21,975,952)

Net unrealized appreciation	$75,129,126

Written call options activity for the fiscal year to date ended September 30, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	108,628	$21,426,773
Options written	325,138	54,986,434
Options terminated in closing purchase transactions	(221,051)	(40,712,078)
Options exercised	(2,197)	(442,519)
Options expired	(114,675)	(19,315,222)

Outstanding, end of period	95,843	$15,943,388

At September 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At September 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $24,995,172.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$81,923,245	$—		$—	$81,923,245
Consumer Staples	68,756,883	5,023,316		—	73,780,199
Energy	59,812,359	—		—	59,812,359
Financials	23,891,332	—		—	23,891,332
Health Care	66,344,819	—		—	66,344,819
Industrials	73,072,409	—		—	73,072,409
Information Technology	200,994,164	—		—	200,994,164
Materials	23,024,074	—		—	23,024,074
Telecommunication Services	5,239,920	—		—	5,239,920
Utilities	5,799,784	—		—	5,799,784

Total Common Stocks	$608,858,989	$5,023,316	*	$—	$613,882,305

Short-Term Investments	$—	$6,601,479		$—	$6,601,479

Total Investments	$608,858,989	$11,624,795		$—	$620,483,784

Liability Description

Covered Call Options Written	$(24,995,172)	$—		$—	$(24,995,172)

Total	$(24,995,172)	$—		$—	$(24,995,172)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010